Equity Instruments - Additional Information (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Equity instruments	$ 1,056,968
Available-for-sale current non-financial assets		$ 1,056,968